CHANGES IN OPERATING WORKING CAPITAL	12 Months Ended
Dec. 31, 2017
CHANGES IN OPERATING WORKING CAPITAL
CHANGES IN OPERATING WORKING CAPITAL
CHANGES IN OPERATING WORKING CAPITAL

year ended December 31	2017	2016	2015
(millions of Canadian $)

Increase in Accounts receivable	(576)	(482)	(65)
Increase in Inventories	(38)	(87)	(3)
Decrease/(increase) in Assets held for sale	14	(13)	—
Decrease/(increase) in Other current assets	189	328	(272)
Increase/(decrease) in Accounts payable and other	151	424	(97)
Increase in Accrued interest	12	62	91
(Decrease)/increase in Liabilities related to assets held for sale	(25)	16	—
(Increase)/decrease in Operating Working Capital	(273)	248	(346)